PAINEWEBBER TAX-MANAGED EQUITY FUND                            SEMIANNUAL REPORT

                                                                  April 15, 2000

Dear Shareholder,

We are pleased to present you with the semiannual report for PaineWebber Tax-Managed Equity Fund (the "Fund") for the six-month period ended February 29, 2000.

MARKET REVIEW
--------------------------------------------------------------------------------

[GRAPHICS] Technology stocks continued to lead the equity markets during the six months ended February 29, 2000. The NASDAQ Composite, one of the most technology-heavy of the major market indices, surged 71.45% for the period. On the other hand, the Standard and Poor's 500 Index (S&P 500) gained only 4.10% for the period, and the Dow Jones Industrial Average (Dow) lost 5.73%.

Other trends of recent years also continued: an ever-smaller number of stocks accounted for most of the market's gains, while day-to-day price fluctuations became more volatile. In January 2000, the market briefly rewarded investors who owned more cyclical, value-oriented stocks, but high-growth technology stocks resumed their predominance in February.

Outlook

The near-term outlook for the market appears uncertain in light of recent volatility among technology stocks and the likelihood that the Federal Reserve (the Fed) will continue to raise interest rates. We are therefore concerned that the stock market currently appears somewhat overvalued. Offsetting our concern, however, expectations for corporate profits are rising. If these higher profit expectations prove correct, then we believe the market can "grow into" its current price levels without significant downside risk--barring an inflationary shock.

Despite some uncertainty, the longer-term picture looks positive. The consensus estimate of real GDP growth in 2000 stands at about 3.4%; early estimates for real GDP growth in 2001 stand at about 3.5%. It seems likely that the economy will remain healthy, with tolerable inflation of around 2.5% per year. Long-term interest rates, as gauged by the 30-year U.S. Treasury bond, have been dipping below six percent. We believe the combination of lower long-term rates and higher profit expectations will help support stock prices over the longer term.

--------------------------------------------------------------------------------
PAINEWEBBER
TAX-MANAGED EQUITY FUND

Investment Goal:
Maximize aftertax total return

Portfolio Managers:
Mark A. Tincher
Christopher G. Altschul
Mitchell Hutchins Asset Management Inc.

Commencement:
December 14, 1998

Dividend Payments:
Annually, if any
--------------------------------------------------------------------------------

PAINEWEBBER TAX-MANAGED EQUITY FUND                            SEMIANNUAL REPORT

PORTFOLIO REVIEW
--------------------------------------------------------------------------------

---------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS, PERIODS ENDED 2/29/00
---------------------------------------------------

                                              6 Months     1 Year   Inception(o)

                                 Class A*       -5.02%      4.92%      4.86%
      Before Deducting           Class B**      -5.32       4.15       4.09
  Maximum Sales Charge           Class C+       -5.32       4.15       4.09
                                 Class Y++      -4.85       4.73       4.64

                                 Class A*       -9.31       0.23       0.95
       After Deducting           Class B**     -10.05      -0.85      -0.01
  Maximum Sales Charge           Class C+       -6.26       3.15       3.27

         S&P 500 Index                           4.10      11.73      15.14
     Lipper Growth and                           3.25       7.49      15.31
   Income Funds Median

Past performance is no guarantee of future performance. The investment return and the principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Six-month and one-year returns are cumulative.

o Inception: since commencement of issuance on December 14, 1998, for Classes A, B, C and Y shares. Inception returns for Index and Lipper median also as of December 14, 1998.
* Maximum sales charge for Class A shares is 4.5% of the public offering price. Class A shares bear ongoing 12b-1 service fees.
** Maximum contingent deferred sales charge for Class B shares is 5% and is reduced to 0% after six years. Class B shares bear ongoing 12b-1 distribution and service fees.
+ Maximum contingent deferred sales charge for Class C shares is 1% and is reduced to 0% after one year. Class C shares bear ongoing 12b-1 distribution and service fees.
++ The Fund offers Class Y shares to a limited group of eligible investors, including participants in certain investment programs that are sponsored by PaineWebber and that may invest in PaineWebber mutual funds. Class Y shares do not bear initial or contingent deferred sales charges or ongoing distribution and service fees.

PORTFOLIO HIGHLIGHTS

Because of its value-oriented investment style, the Fund did not participate in the gains achieved by the broad market indices. During the last month of the period, however, Fund performance did improve because of gains in its holdings of energy, basic material and newspaper stocks.

Trading activity during the period included the sale of UAL Corp. (UAL), which we swapped into Delta Air Lines, Inc. (DAL) (1.1%)* due to Delta's more attractive price and valuation outlook. We sold the Fund's position in General Dynamics Corp. (GD) after the company indicated that its earnings would come in at the lower end of street estimates.

During the period we added Corning Inc. (GLW) (2.1%) to the portfolio. We feel Corning offers one of the most attractive relative valuations in the high growth optical market. When Wal-Mart Stores Inc. (WMT) shares rose 50%, we took the opportunity to sell one-third of the Fund's position (0.9%). Finally, we sold the Fund's position in Apple Computer Inc. (AAPL) after the stock had a major move, as we felt that it was fully valued.

We reduced the number of holdings in the Fund's portfolio during the period,

* Weightings represent percentages of portfolio assets as of February 29, 2000. The Fund's portfolio is actively managed and its composition will vary over time.

PAINEWEBBER TAX-MANAGED EQUITY FUND                            SEMIANNUAL REPORT

and increased its weightings in technology and financial services companies. Tech-nology stocks look attractive to us in light of recent price pullbacks in the sector. Finan-cial service stocks lost ground as interest rates rose in 1999, but may be poised to recover in the latter part of 2000. We believe the Federal Reserve is nearing the end of its cycle of rate increases to slow the economy. Generally, financial stocks begin to recover in an-ticipation of the last Fed hike.

The new century commenced with a few high-profile earnings disappointments, including Lucent Technologies Inc. (LU), BMC Software Inc. (BMCS) and Amazon.Com Inc. (AMZN). Should this trend continue we believe growth managers will become even more selective, perhaps abandoning some of the stocks that led the market in 1999.

A rotation away from growth would be beneficial for the Fund, with its value bias. Heightened interest in "old media" companies, driven by the merger of America Online Inc. (AOL) and Time Warner Inc. (TWX), may encourage similar combinations of newer Internet portals and older content providers. The Fund maintains exposure to "old media" through its positions in CBS Corp. (CBS) (1.7%), New York Times Co. (NYT) (1.0%), Dow Jones & Co. Inc. (DJ) (0.9%), Knight Ridder Inc. (KRI) (0.8%) and Times Mirror Company (TMC) (0.6%).

PORTFOLIO STATISTICS

Characteristics*                      2/29/00                  8/31/99
--------------------------------------------------------------------------------

Net Assets ($mm)                        $52.2                    $61.3

Average Market Cap ($bln)               $51.9                    $22.0

Price/Earnings Ratio(1)                  19.5x                    17.1x

Dividend Yield                           1.19%                    1.22%

Number of Securities                       74                       99

Stocks                                   92.2%                    83.8%

Cash & Equivalents                        7.8%                    16.2%
--------------------------------------------------------------------------------

Top Five Sectors*                 2/29/00                               8/31/99
--------------------------------------------------------------------------------
Financial Services                  17.5%    Consumer Cyclicals          18.4%

Technology                          17.1     Technology                  14.6

Consumer Cyclicals                  17.0     Capital Goods               14.2

Energy                              12.1     Financial Services          11.9

Capital Goods                       11.8     Energy                       8.0
--------------------------------------------------------------------------------
Total                               75.5     Total                       67.1

* Weightings represent percentages of portfolio assets. The Fund's portfolio is actively managed and its composition will vary over time.
(1)   Based on projected forward fiscal year earnings.

PAINEWEBBER TAX-MANAGED EQUITY FUND                            SEMIANNUAL REPORT

Top Ten Equity Holdings*          2/29/00                                8/31/99
--------------------------------------------------------------------------------
BJ Services Co.                     3.1%  General Dynamics Corp.            2.5%
Citigroup, Inc.                     2.9   Microsoft Corp.                   2.1
Motorola Inc.                       2.8   Reynolds Metals Co.               1.7
Chase Manhattan Corp.               2.5   United Technologies Corp.         1.7
Mettler Toledo International Inc.   2.5   Apple Computer, Inc.              1.6
Exxon Mobil Corp                    2.4   BJ Services Co.                   1.6
Microsoft Corp.                     2.4   Chase Manhattan Corp.             1.6
Koninklijke Philips Electronics NV  2.2   TRW Inc.                          1.5
Corning Inc.                        2.1   Mettler Toledo International Inc. 1.5
MCI Worldcom                        2.1   SPX Corp.                         1.5
--------------------------------------------------------------------------------
Total                              25.0   Total                            17.3

Our ultimate objective in managing your investments is to help you successfully meet your financial goals. We thank you for your continued support and welcome any comments or questions you may have. For a Quarterly Review on PaineWebber Tax-Managed Equity Fund or another fund in the PaineWebber Family of Funds,2 please contact your Financial Advisor.

Sincerely,


/s/ Margo Alexander                      /s/ Brian M. Storms

MARGO ALEXANDER                          BRIAN M. STORMS
Chairman and Chief Executive Officer     President and Chief Operating Officer
Mitchell Hutchins Asset Management Inc.  Mitchell Hutchins Asset Management Inc.


/s/ Mark A. Tincher                      /s/ Christopher G. Altschul

MARK A. TINCHER                          CHRISTOPHER G. ALTSCHUL
Managing Director and                    First Vice President
Chief Investment Officer--Equities       Mitchell Hutchins Asset Management Inc.
Mitchell Hutchins Asset Management Inc.  Portfolio Manager, PaineWebber
Portfolio Manager, PaineWebber           Tax-Managed Equity Fund
Tax-Managed Equity Fund

This letter is intended to assist shareholders in understanding how the Fund performed during the six-month period ended February 29, 2000 and reflects our views at the time of its writing. Of course, these views may change in response to changing circumstances. We encourage you to consult your Financial Advisor regarding your personal investment program.

* Weightings represent percentages of portfolio assets. The Fund's portfolio is actively managed and its composition will vary over time.
(2) Mutual funds are sold by prospectus only. The prospectuses for the funds contain more complete information regarding risks, charges and expenses, and should be read carefully before investing.

PAINEWEBBER TAX-MANAGED EQUITY FUND

PERFORMANCE RESULTS (unaudited)


                                 Net Asset Value              Total Return(1)
                         ------------------------------    ---------------------
                                                            12 Months   6 Months
                                                              Ended      Ended
                         02/29/00   08/31/99   02/28/99      02/29/00   02/29/00
--------------------------------------------------------------------------------
Class A Shares           $ 13.19    $ 13.94    $ 12.62        4.92      (5.02)%
--------------------------------------------------------------------------------
Class B Shares             13.12      13.86      12.60        4.15      (5.32)
--------------------------------------------------------------------------------
Class C Shares             13.12      13.86      12.60        4.15      (5.32)
--------------------------------------------------------------------------------

Performance Summary Class A Shares

                         Net Asset Value
                       -------------------
                                            Capital Gains   Dividends    Total
Period Covered         Beginning    Ending   Distributed      Paid     Return(1)
--------------------------------------------------------------------------------
12/14/98-12/31/98        $12.50     $13.03         --           --       4.24%
--------------------------------------------------------------------------------
1999                      13.03      14.34    $0.0034      $0.0495      10.48
--------------------------------------------------------------------------------
01/01/00-02/29/00         14.34      13.19         --           --      (8.02)
--------------------------------------------------------------------------------
                                      Totals: $0.0034      $0.0495
--------------------------------------------------------------------------------
                             Cumulative Total Return as of 02/29/00:     5.93%
--------------------------------------------------------------------------------

Performance Summary Class B Shares

                         Net Asset Value
                       -------------------
                                            Capital Gains   Dividends   Total
Period Covered         Beginning    Ending   Distributed      Paid     Return(1)
--------------------------------------------------------------------------------
12/14/98-12/31/98        $12.50     $13.03         --           --       4.24%
--------------------------------------------------------------------------------
1999                      13.03      14.28    $0.0034           --       9.62
--------------------------------------------------------------------------------
01/01/00-02/29/00         14.28      13.12         --           --      (8.12)
--------------------------------------------------------------------------------
                                      Totals: $0.0034      $0.0000
--------------------------------------------------------------------------------
                             Cumulative Total Return as of 02/29/00:     4.99%
--------------------------------------------------------------------------------

Performance Summary Class C Shares

                         Net Asset Value
                       -------------------
                                            Capital Gains   Dividends   Total
Period Covered         Beginning    Ending   Distributed      Paid     Return(1)
--------------------------------------------------------------------------------
12/14/98-12/31/98        $12.50     $13.03         --           --       4.24%
--------------------------------------------------------------------------------
1999                      13.03      14.28    $0.0034           --       9.62
--------------------------------------------------------------------------------
01/01/00-02/29/00         14.28      13.12         --           --      (8.12)
--------------------------------------------------------------------------------
                                      Totals: $0.0034      $0.0000
--------------------------------------------------------------------------------
                             Cumulative Total Return as of 02/29/00:     4.99%
--------------------------------------------------------------------------------

(1) Figures assume reinvestment of all dividends and distributions at net asset value on the payable dates and do not include sales charges; results for each class would be lower if sales charges were included. Total investment return for periods of less than one year has not been annualized.

Note: The Fund offers Class Y shares to a limited group of investors, including participants in certain investment programs that are sponsored by PaineWebber and that may invest in PaineWebber mutual funds. For the six months ended February 29, 2000 and since inception, December 14, 1998 through February 29, 2000, Class Y shares have a total return of (4.85)% and 5.66%, respectively. Class Y shares do not have initial or contingent deferred sales charges or ongoing distribution and service fees.

The data above represents past performance of the Fund's shares, which is no guarantee of future results. The principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

PAINEWEBBER TAX-MANAGED EQUITY FUND

PORTFOLIO OF INVESTMENTS                           FEBRUARY 29, 2000 (UNAUDITED)

  Number of
   Shares                                                                Value
  ---------                                                              -----

COMMON STOCKS--93.89%

Airlines--1.68%
      5,400     AMR Corp.* .....................................     $   285,525
     13,000     Delta Air Lines, Inc. ..........................         593,125
                                                                     -----------
                                                                         878,650
                                                                     -----------

Apparel, Retail--1.35%
     20,700     Limited, Inc. ..................................         703,800
                                                                     -----------

Banks--8.64%
     16,800     Chase Manhattan Corp. ..........................       1,337,700
     29,700     Citigroup, Inc. ................................       1,535,119
     25,200     UnionBanCal Corp. ..............................         809,550
     25,000     Wells Fargo and Co. ............................         826,562
                                                                     -----------
                                                                       4,508,931
                                                                     -----------

Computer Hardware--0.51%
      2,000     Cisco Systems, Inc.* ...........................         264,375
                                                                     -----------

Computer Software--5.92%
      8,100     IBM Corp. ......................................         826,200
     14,200     Microsoft Corp.* ...............................       1,269,125
     33,100     Unisys Corp.* ..................................         990,931
                                                                     -----------
                                                                       3,086,256
                                                                     -----------

Consumer Durables--1.56%
     15,000     Whirlpool Corp. ................................         814,688
                                                                     -----------

Defense & Aerospace--2.46%
      8,700     Boeing Co. .....................................         320,812
     20,000     TRW Inc. .......................................         960,000
                                                                     -----------
                                                                       1,280,812
                                                                     -----------

Diversified Retail--0.93%
     10,000     Wal Mart Stores, Inc. ..........................         486,875
                                                                     -----------

Drugs & Medicine--1.20%
     13,100     Pharmacia & Upjohn, Inc., ADR ..................         623,888
                                                                     -----------

Electric Utilities--2.25%
     12,600     Constellation Energy Group, Inc. ...............     $   374,850
      8,800     PECO Energy Co. ................................         328,350
     10,700     PG&E Corp. .....................................         220,688
      9,100     Pinnacle West Capital Corp. ....................         251,387
                                                                     -----------
                                                                       1,175,275
                                                                     -----------

Electrical Equipment--5.77%
      6,000     Corning, Inc. ..................................       1,128,000
      8,800     Motorola, Inc. .................................       1,500,400
      8,000     Tellabs, Inc.* .................................         384,000
                                                                     -----------
                                                                       3,012,400
                                                                     -----------

Electrical Power--2.20%
      6,000     Koninklijke Philips Electronics N.V.* ..........       1,149,000
                                                                     -----------

Energy Reserves & Production--4.80%
      7,700     Atlantic Richfield Co. .........................         546,700
     17,161     Exxon Mobil Corp. ..............................       1,292,438
     12,700     Royal Dutch Petroleum Co., ADR .................         666,750
                                                                     -----------
                                                                       2,505,888
                                                                     -----------

Financial Services--2.58%
     12,300     Lehman Brothers Holdings, Inc. .................         891,750
     20,000     MBNA Corp. .....................................         455,000
                                                                     -----------
                                                                       1,346,750
                                                                     -----------

Forest Products, Paper--3.85%
     10,000     Champion International Corp. ...................         517,500
     14,500     Georgia-Pacific Corp. ..........................         502,969
      5,900     International Paper Co. ........................         217,194
     15,000     Weyerhaeuser Co. ...............................         769,687
                                                                     -----------
                                                                       2,007,350
                                                                     -----------

Industrial Parts--7.36%
     14,600     American Standard Companies Inc.* ..............         509,175
     34,500     Mettler-Toledo International Inc., ADR *........       1,332,563
     12,800     SPX Corp.* .....................................       1,114,400
     17,306     United Technologies Corp. ......................         881,524
                                                                     -----------
                                                                       3,837,662
                                                                     -----------

PAINEWEBBER TAX-MANAGED EQUITY FUND

  Number of
   Shares                                                                Value
  ---------                                                              -----

COMMON STOCKS (concluded)

Industrial Services & Supplies--0.69%
     10,000     Hertz Corp. ....................................     $   358,125
                                                                     -----------

Information & Computer Services--4.56%
     26,000     Comdisco Inc. ..................................         999,375
     11,000     Electronic Data Systems Corp. ..................         712,250
     14,800     First Data Corp. ...............................         666,000
                                                                     -----------
                                                                       2,377,625
                                                                     -----------

Life Insurance--1.93%
     15,000     AXA Financial Inc. .............................         449,063
     20,100     Lincoln National Corp. .........................         559,031
                                                                     -----------
                                                                       1,008,094
                                                                     -----------

Long Distance & Phone Companies--3.11%
     10,000     AT&T Corp. .....................................         494,375
     25,300     MCI WorldCom, Inc.* ............................       1,129,012
                                                                     -----------
                                                                       1,623,387
                                                                     -----------

Media--1.68%
     14,742     CBS Corp.* .....................................         878,070
                                                                     -----------

Medical Products--2.26%
      6,700     Baxter International, Inc. .....................         365,150
      6,700     Johnson & Johnson ..............................         480,725
     13,600     Mallinckrodt Group, Inc. .......................         334,900
                                                                     -----------
                                                                       1,180,775
                                                                     -----------

Medical Providers--0.75%
     20,200     Columbia/HCA Healthcare Corp. ..................         390,113
                                                                     -----------

Mining & Metals--1.97%
     16,200     Reynolds Metals Co. ............................       1,028,700
                                                                     -----------

Motor Vehicles--4.82%
     43,300     Delphi Automotive Systems Corp. (1) ............         722,569
      7,000     Ford Motor Co. .................................         291,375
      4,400     General Motors Corp. ...........................         334,675
     23,400     Lear Corp.* ....................................         494,325
     20,500     Navistar International Corp.* ..................         671,375
                                                                     -----------
                                                                       2,514,319
                                                                     -----------

Oil Refining--1.95%
     10,500     Conoco, Inc. ...................................     $   206,719
     30,200     Tosco Corp. ....................................         807,850
                                                                     -----------
                                                                       1,014,569
                                                                     -----------

Oil Services--5.57%
     28,500     BJ Services Co.*(1) ............................       1,626,281
     18,500     Cooper Cameron Corp.* ..........................       1,022,125
      6,700     Halliburton Co. ................................         255,856
                                                                     -----------
                                                                       2,904,262
                                                                     -----------

Other Insurance--1.77%
     19,700     Allstate Corp. .................................         384,150
     17,100     Travelers Property Casualty Corp. ..............         540,788
                                                                     -----------
                                                                         924,938
                                                                     -----------

Publishing--3.37%
      8,000     Dow Jones & Co., Inc. ..........................         499,000
      9,000     Knight Ridder, Inc. ............................         421,875
     12,000     New York Times Co., Class A ....................         507,000
      6,500     Times Mirror Co. ...............................         331,500
                                                                     -----------
                                                                       1,759,375
                                                                     -----------

Securities & Asset Management--2.85%
     13,000     Donaldson, Lufkin & Jenrette Inc. ..............         564,687
      9,000     Merrill Lynch & Co., Inc. ......................         922,500
                                                                     -----------
                                                                       1,487,187
                                                                     -----------

Semiconductor--0.69%
      3,200     Intel Corp. ....................................         361,600
                                                                     -----------

Specialty Retail--2.86%
     24,000     Circuit City Stores, Inc. ......................         969,000
     11,000     Lowe's Companies, Inc. .........................         523,875
                                                                     -----------
                                                                       1,492,875
                                                                     -----------
                Total Common Stocks (cost--$46,799,064) ........      48,986,614
                                                                     -----------

PAINEWEBBER TAX-MANAGED EQUITY FUND


  Principal
   Amount
    (000)                                                                        Maturity Dates   Interest Rates        Value
  ---------                                                                      --------------   --------------     ------------
Repurchase Agreements--7.92%

$2,133       Repurchase Agreement dated 02/29/00 with Dresdner Bank,
             collateralized by $2,224,000 U.S. Treasury Bonds, 6.250% due
             08/15/23 (value--$2,176,406); proceeds: $2,133,341
             (cost--$2,133,000).................................................    03/01/00          5.750%          $2,133,000
 2,000       Repurchase Agreement dated 02/29/00 with SG Cowen Corporation, collateralized by $1,631,000 U.S. Treasury Bonds, 8.750% due
             05/15/17 (value--$2,040,870); proceeds: $2,000,320
             (cost--$2,000,000).................................................    03/01/00          5.760            2,000,000
                                                                                                                     -----------
Total Repurchase Agreements (cost--$4,133,000)..................................                                       4,133,000
                                                                                                                     -----------

Total Investments (cost--$50,932,064)--101.81%.....................................................................   53,119,614
                                                                                                                     -----------
Liabilities in excess of other assets--(1.81)%.....................................................................     (944,401)
                                                                                                                     -----------
Net Assets--100.00%................................................................................................  $52,175,213
                                                                                                                     ===========

----------
*     Non-Income producing security
ADR American Depositary Receipt
(1)   Security, or portion thereof, on loan at Feburary 29, 2000

                 See accompanying notes to financial statements

PAINEWEBBER TAX-MANAGED EQUITY FUND

STATEMENT OF ASSETS AND LIABILITIES                FEBRUARY 29, 2000 (unaudited)


Assets

Investments in securities, at value (cost--$50,932,064) ...............   $ 53,119,614
Investments of cash collateral received for securities loaned, at value
 (cost--$1,940,400) ...................................................      1,940,400
Cash ..................................................................            893
Dividends and interest receivable .....................................         65,581
Receivable for shares of beneficial interest sold .....................         63,933
Other assets ..........................................................         94,202
                                                                          ------------
Total assets ..........................................................     55,284,623
                                                                          ------------

Liabilities

Collateral for securities loaned ......................................      1,940,400
Payable for shares of beneficial interest repurchased .................        614,949
Payable for investments purchased .....................................        335,467
Payable to affiliates .................................................         63,338
Accrued expenses and other liabilities ................................        155,256
                                                                          ------------
Total liabilities .....................................................      3,109,410
                                                                          ------------

Net Assets

Beneficial interest--$0.001 par value outstanding
  (unlimited amount authorized) .......................................     50,664,492
Accumulated net investment loss .......................................       (177,213)
Accumulated net realized loss from investment transactions ............       (499,616)
Net unrealized appreciation of investments ............................      2,187,550
                                                                          ------------
Net assets ............................................................   $ 52,175,213
                                                                          ============

Class A:

Net assets ............................................................   $ 14,291,143
                                                                          ------------
Shares outstanding ....................................................      1,083,382
                                                                          ------------
Net asset value and redemption value per share ........................         $13.19
                                                                                ======
Maximum offering price per share
  (net asset value plus sales charge of 4.50% of offering price) ......         $13.81
                                                                                ======
Class B:

Net assets ............................................................   $ 22,591,199
                                                                          ------------
Shares outstanding ....................................................      1,721,861
                                                                          ------------
Net asset value and offering price ....................................         $13.12
                                                                                ======
Class C:

Net assets ............................................................   $ 15,094,395
                                                                          ------------
Shares outstanding ....................................................      1,150,389
                                                                          ------------
Net asset value and offering price ....................................         $13.12
                                                                                ======
Class Y:

Net assets ............................................................   $    198,476
                                                                          ------------
Shares outstanding ....................................................         15,112
                                                                          ------------
Net asset value, offering price and redemption value per share ........         $13.13
                                                                                ======

                 See accompanying notes to financial statements

PAINEWEBBER TAX-MANAGED EQUITY FUND

STATEMENT OF OPERATIONS

                                                                 For the Six
                                                                Months Ended
                                                              February 29, 2000
                                                                 (unaudited)
                                                              -----------------
Investment income:

Dividends ....................................................   $   318,383
Interest .....................................................       200,101
                                                                 -----------
                                                                     518,484
                                                                 -----------

Expenses:

Investment advisory and administration .......................       220,216
Service fees--Class A ........................................        20,470
Service and distribution fees--Class B .......................       120,359
Service and distribution fees--Class C .......................        90,554
Legal and audit ..............................................        53,109
Reports and notices to shareholders ..........................        36,103
Transfer agency and service fees .............................        28,692
Custody and accounting .......................................        20,083
State registration fees ......................................        16,628
Trustees' fees ...............................................         5,250
Other expenses ...............................................        12,718
                                                                 -----------
                                                                     624,182
Less: Fee waivers from adviser ...............................       (17,506)
                                                                 -----------
Net expenses .................................................       606,676
                                                                 -----------
Net investment loss ..........................................       (88,192)
                                                                 -----------

Realized and unrealized losses from investment activities:

Net realized loss from investment transactions ...............      (442,946)
Net unrealized appreciation/depreciation of investments ......    (2,511,296)
                                                                 -----------
Net realized and unrealized loss from investment activities...    (2,954,242)
                                                                 -----------

Net decrease in net assets resulting from operations .........   $(3,042,434)
                                                                 ===========

                 See accompanying notes to financial statements

PAINEWEBBER TAX-MANAGED EQUITY FUND

STATEMENT OF CHANGES IN NET ASSETS


                                                                                For the Six         For the Period
                                                                                Months Ended      December 14, 1998+
                                                                             February 29, 2000         through
                                                                                (unaudited)        August 31, 1999
                                                                             -----------------    ------------------
From operations:

Net investment loss ........................................................   $    (88,192)         $    (26,606)
Net realized loss from investment transactions .............................       (442,946)              (41,636)
Net unrealized appreciation/depreciation of investments ....................     (2,511,296)            4,698,846
Net increase (decrease) in net assets resulting from operations ............     (3,042,434)            4,630,604

Dividends and distributions to shareholders from:

Net investment income--Class A .............................................        (61,467)                   --
Net investment income--Class Y .............................................           (948)                   --
Net realized gains from investment transactions--Class A ...................         (4,222)                   --
Net realized gains from investment transactions--Class B ...................         (6,167)                   --
Net realized gains from investment transactions--Class C ...................         (4,603)                   --
Net realized gains from investment transactions--Class Y ...................            (42)                   --
                                                                                    (77,449)                   --

From beneficial interest transactions:

Net proceeds from the sale of shares .......................................      4,890,865            64,523,463
Cost of shares repurchased .................................................    (10,992,859)           (7,827,159)
Proceeds from dividends reinvested .........................................         70,132                    --
Net increase (decrease) in net assets derived from beneficial interest .....     (6,031,862)           56,696,304
Net increase (decrease) in net assets ......................................     (9,151,745)           61,326,908

Net assets:

Beginning of period ........................................................     61,326,958                    50
End of period ..............................................................   $ 52,175,213          $ 61,326,958

----------
+     Commencement of operations

                 See accompanying notes to financial statements

NOTES TO FINANCIAL STATEMENTS (unaudited)

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

      PaineWebber Tax-Managed Equity Fund (the "Fund") is a diversified series of PaineWebber Managed Investments Trust (the "Trust"). The Trust was organized as a Massachusetts business trust and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to maximize after-tax total return.

      Currently, the Fund offers Class A, Class B, Class C and Class Y shares. Each class represents interests in the same assets of the applicable Fund, and the classes are identical except for differences in their sales charge structures, ongoing service and distribution charges and certain transfer agency expenses. In addition, Class B shares and all corresponding reinvested dividend shares automatically convert to Class A shares approximately six years after issuance. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plan. Class Y shares have no service or distribution plan.

      The preparation of financial statements in accordance with generally accepted accounting principles requires Fund management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

      Valuation of Investments--The Fund calculates its net asset value based on the current market value for its portfolio securities. The Fund normally obtains market values for its securities from independent pricing sources. Independent pricing sources may use reported last sale prices, current market quotations or valuations from computerized "matrix" systems that derive values based on comparable securities. Securities traded in the over-the-counter ("OTC") market and listed on The Nasdaq Stock Market, Inc. ("Nasdaq") normally are valued at the last sale price on Nasdaq prior to valuation. Other OTC securities are valued at the last bid price available prior to valuation. Securities which are listed on U.S. and foreign stock exchanges normally are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by Mitchell Hutchins Asset Management Inc. ("Mitchell Hutchins"), a wholly owned asset management subsidiary of PaineWebber Incorporated ("PaineWebber") and investment adviser and administrator of the Fund. If a market value is not available from an independent pricing source for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Fund's board of trustees (the "board"). The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with sixty days or less remaining to maturity, unless the board determines that this does not represent fair value.

      Repurchase Agreements--The Fund's custodian takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Fund occasionally participates in joint repurchase agreement transactions with other funds managed by Mitchell Hutchins.

NOTES TO FINANCIAL STATEMENTS (unaudited)

      Investment Transactions and Investment Income--Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date. Discounts are accreted and premiums are amortized as adjustments to interest income and identified cost of investments.

      Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of outstanding shares (or the value of dividend-eligible shares, as appropriate) of each class at the beginning of the day (after adjusting for current capital share activity of the respective classes). Class specific expenses are charged directly to the applicable class of shares.

      Dividends and Distributions--Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

Investment Adviser and Administrator

      The Trust's board of trustees has approved an Investment Advisory and Administration Contract ("Advisory Contract") with Mitchell Hutchins, under which Mitchell Hutchins serves as investment adviser and administrator of the Fund. In accordance with the Advisory Contract, the Fund pays Mitchell Hutchins an investment advisory and administration fee, which is accrued daily and paid monthly, at an annual rate of 0.75% of the Fund's average daily net assets. For the six months ended February 29, 2000, Mitchell Hutchins has voluntarily undertaken to waive a portion of advisory fees and reimburse a portion of other expenses when necessary to maintain the Fund's total annual operating expenses at a level not to exceed 1.62%, 2.37%, 2.37% and 1.37% of the Fund's average daily net assets for Class A, Class B, Class C and Class Y shares, respectively. At February 29, 2000, the Fund owed Mitchell Hutchins $29,285 in investment advisory and administration fees.

      For the six months ended February 29, 2000, the Tax-Managed Equity Fund paid $964 in commissions to PaineWebber for transactions executed on behalf of the Fund.

Distribution Plans

      Mitchell Hutchins is the distributor of the Fund's shares and has appointed PaineWebber as the exclusive dealer for the sale of those shares. Under separate plans of service and/or distribution pertaining to Class A, Class B and Class C shares, the Fund pays Mitchell Hutchins monthly service fees at the annual rate of up to 0.25% of the average daily net assets of Class A, Class B and Class C shares and monthly distribution fees at the annual rate of 0.75% of the average daily net assets on Class B and Class C shares. At February 29, 2000, the Fund owed Mitchell Hutchins $33,995 in service and distribution fees.

      Mitchell Hutchins also receives the proceeds of the initial sales charges paid upon the purchase of Class A shares and the contingent deferred sales charges paid by shareholders upon certain redemptions of Class A, Class B and Class C shares. Mitchell Hutchins has informed the Fund that for the six months ended February 29, 2000, it earned $124,858 in sales charges.

NOTES TO FINANCIAL STATEMENTS (unaudited)

TRANSFER AGENCY SERVICE FEES

      PaineWebber provides transfer agency related services to the Fund pursuant to a delegation of authority from PFPC, Inc., the Fund's transfer agent, and is compensated for these services by PFPC, Inc., not the Fund. For the six months ended February 29, 2000, PaineWebber received approximately 54% of the total transfer agency service fees collected by PFPC, Inc. from the Fund.

SECURITY LENDING

      The Fund may lend securities up to 331/3% of its total assets to qualified institutions. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest, determined on a daily basis and adjusted accordingly. The Fund will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. The Fund receives compensation, which is included in interest income, for lending its securities from interest earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. For the six months ended February 29, 2000, the Fund earned $329 for lending its securities. The Fund's lending agent is PaineWebber, which received $179 in compensation in that capacity from the Fund for the six months ended February 29, 2000. At February 29, 2000, the Fund owed PaineWebber $58 in compensation.

      As of February 29, 2000, the Fund held cash and/or cash equivalents having an aggregate value of $1,940,400 as collateral for portfolio securities loaned having a market value of $1,994,913 which was invested in the following money market funds:


 Number of
   Shares                                                                                         Value
  --------                                                                                       -------
 1,191,232   Liquid Assets Portfolio .......................................................   $1,191,232
   657,242   Mitchell Hutchins Money Market Fund LLC .......................................      657,242
    91,926   Prime Portfolio ...............................................................       91,926
                                                                                               ----------
             Total Investment of Cash Collateral for Securities Loaned (cost--$1,940,400)...   $1,940,400
                                                                                               ==========

BANK LINE OF CREDIT

   The Fund may participate with other funds managed by Mitchell Hutchins in a $200 million committed credit facility ("Facility") to be utilized for temporary financing until the settlement of sale or purchase of portfolio securities, the repurchase or redemption of shares of the Fund at the request of the shareholders and other temporary or emergency purchases. In connection therewith, the Fund has agreed to pay a commitment fee, pro rata, based on the relative asset size of the Fund in the Facility. Interest is charged to the Fund at rates based on prevailing market rates in effect at the time of borrowings. For the six months ended February 29, 2000, the Fund did not borrow under the Facility.

NOTES TO FINANCIAL STATEMENTS (unaudited)

INVESTMENTS IN SECURITIES

      For federal income tax purposes, the cost of securities owned at February 29, 2000, was substantially the same as the cost of securities for financial statement purposes.

      At February 29, 2000, the components of net unrealized appreciation of investments were as follows:

          Gross appreciation (investments having an excess of value over cost) ..............      $ 6,534,467
          Gross depreciation (investments having an excess of cost over value) ..............       (4,346,917)
                                                                                                   -----------
          Net unrealized appreciation of investments                                               $ 2,187,550
                                                                                                   ===========

      For the six months ended February 29, 2000, aggregate purchases and sales of portfolio securities, excluding short-term securities, were $25,733,481 and $25,167,877 respectively.

FEDERAL TAX STATUS

      The Fund intends to distribute substantially all of its taxable income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year, substantially all of its net investment income, capital gains and certain other amounts, if any, the Fund intends not to be subject to any federal excise tax.

BENEFICIAL INTEREST

   There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest were as follows:


                                             Class A                     Class B
                                       ---------------------      -----------------------
                                       Shares        Amount         Shares         Amount
                                      --------      --------       --------       --------
For the Six Months Ended
  February 29, 2000:

Shares sold .....................        60,790   $    834,222        210,828   $  2,855,372
Shares repurchased ..............      (260,675)    (3,570,674)      (212,875)    (2,870,753)
Shares converted from
  Class B to Class A ............         6,952         96,415         (6,990)       (96,415)
Dividends reinvested ............         4,292         59,006            416          5,699
                                   ------------   ------------   ------------   ------------
Net increase (decrease) .........      (188,641)  $ (2,581,031)        (8,621)  $   (106,097)
                                   ============   ============   ============   ============

For the Period December 14, 1998+
  through August 31, 1999:

Shares sold .....................     1,532,036   $ 19,692,976      1,914,198   $ 24,772,096
Shares repurchased ..............      (276,011)    (3,793,164)      (167,726)    (2,299,643)
Shares converted from
  Class B to Class A ............        15,997        205,479        (15,991)      (205,479)
                                   ------------   ------------   ------------   ------------
Net increase ....................     1,272,022   $ 16,105,291      1,730,481   $ 22,266,974
                                   ============   ============   ============   ============


                                             Class C                     Class Y
                                       ---------------------      -----------------------
                                       Shares        Amount         Shares         Amount
                                      --------      --------       --------       --------
For the Six Months Ended
  February 29, 2000:

Shares sold .....................        79,388   $  1,075,147          9,344   $    126,124
Shares repurchased ..............      (335,316)    (4,515,905)        (2,641)       (35,527)
Shares converted from
  Class B to Class A ............            --             --             --             --
Dividends reinvested ............           324          4,437             72            990
                                   ------------   ------------   ------------   ------------
Net increase (decrease) .........      (255,604)  $ (3,436,321)         6,775   $     91,587
                                   ============   ============   ============   ============

For the Period December 14, 1998+
  through August 31, 1999:

Shares sold .....................     1,536,658   $ 19,939,351          8,336   $    119,040
Shares repurchased ..............      (130,666)    (1,734,352)            --             --
Shares converted from
  Class B to Class A ............            --             --             --             --
                                   ------------   ------------   ------------   ------------
Net increase ....................     1,405,992   $ 18,204,999          8,336   $    119,040
                                   ============   ============   ============   ============

----------
+     Commencement of operations

PAINEWEBBER TAX-MANAGED EQUITY FUND

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period is presented below:


                                                                    Class A                                    Class B
                                                       ----------------------------------      -------------------------------------
                                                       For the Six                              For the Six
                                                       Months Ended      For the Period         Months Ended        For the Period
                                                         February       December 14, 1998+        February        December 14, 1998+
                                                         29, 2000         through August          29, 2000          through August
                                                       (unaudited)           31, 1999            (unaudited)           31, 1999
                                                        ----------           ----------          ----------            ---------
Net asset value, beginning of period ..............     $    13.94           $    12.50          $    13.86            $   12.50
                                                        ----------           ----------          ----------            ---------
Net investment income (loss) ......................           0.02                 0.04               (0.04)               (0.03)
Net realized and unrealized gains (losses)
from investments ..................................          (0.72)                1.40               (0.70)                1.39
                                                        ----------           ----------          ----------            ---------
Net increase (decrease) from investment
  operations ......................................          (0.70)                1.44               (0.74)                1.36
                                                        ----------           ----------          ----------            ---------
Dividends from net investment income ..............          (0.05)                  --                  --                   --
Distributions from net realized gains from
  investment transactions .........................             --++                 --                  --++                 --
                                                        ----------           ----------          ----------            ---------
Total dividends and distributions to shareholders .          (0.05)                  --                  --                   --
                                                        ----------           ----------          ----------            ---------
Net asset value, end of period ....................     $    13.19           $    13.94          $    13.12            $   13.86
                                                        ==========           ==========          ==========            =========
Total investment return (1) .......................          (5.02)%              11.52%              (5.32)%              10.88
                                                        ==========           ==========          ==========            =========
Ratios/Supplemental data:
Net assets, end of period (000's) .................     $   14,291           $   17,728          $   22,591            $  23,990
Expenses to average net assets, net of waivers
  from adviser ....................................           1.62%*               1.62%*              2.37%*               2.37%*
Expenses to average net assets, before waivers
   from adviser ...................................           1.68%*               1.87%*              2.43%*               2.57%*
Net investment income (loss) to average net assets,
   net of waivers from adviser ....................           0.25%*               0.43%*             (0.53)%*             (0.31)%*
Net investment income (loss) to average net assets,
   before  waivers from adviser ...................           0.19%*               0.18%*             (0.59)%*             (0.51)%*
Portfolio turnover rate ...........................             49%                 47%                  49%                  47%

----------
*     Annualized
+     Commencement of operations
++ The fund paid a distribution of less than $.005 for the six months ended February 29, 2000.
(1) Total investment return is calculated assuming a $1,000 investment on the first day of the period reported, reinvestment of all dividends and distributions, if any, at net asset value on the payable dates and a sale at net asset value on the last day of each period reported. The figures do not include any applicable sales charges or program fees; results would be lower if they were included. Total investment return for periods of less than one year has not been annualized.


                                                                         Class C
                                                        -------------------------------------------
                                                           For the Six
                                                           Months Ended         For the Period
                                                        February 29, 2000     December 14, 1998+
                                                           (unaudited)      through August 31, 1999
                                                        -----------------   -----------------------
Net asset value, beginning of period ..............        $    13.86             $    12.50
                                                           ----------             ----------

Net investment income (loss) ......................             (0.04)                 (0.02)
Net realized and unrealized gains (losses)
from investments ..................................             (0.70)                  1.38
                                                           ----------             ----------
Net increase (decrease) from investment
  operations ......................................             (0.74)                  1.36
                                                           ----------             ----------
Dividends from net investment income ..............                --                     --
Distributions from net realized gains from
  investment transactions .........................                --++                   --
                                                           ----------             ----------
Total dividends and distributions to shareholders .                --                     --
                                                           ----------             ----------
Net asset value, end of period ....................        $    13.12             $    13.86
                                                           ==========             ==========
Total investment return (1) .......................              5.32%                 10.88%
                                                           ==========             ==========
Ratios/Supplemental data:
Net assets, end of period (000's) .................        $   15,094             $   19,493
Expenses to average net assets, net of waivers
  from adviser ....................................              2.37%*                 2.37%*
Expenses to average net assets, before waivers
   from adviser ...................................              2.43%*                 2.56%*
Net investment income (loss) to average net assets,
   net of waivers from adviser ....................             (0.51)%*               (0.31)%*
Net investment income (loss) to average net assets,
   before  waivers from adviser ...................             (0.57)%*               (0.50)%
Portfolio turnover rate ...........................                49%                    47%


                                                                            Class Y
                                                         ------------------------------------------
                                                           For the Six
                                                           Months Ended          For the Period
                                                         February 29, 2000     December 14, 1998+
                                                            (unaudited)      through August 31, 1999
                                                         -----------------   -----------------------

Net asset value, beginning of period ..............           $ 13.88                $ 12.50
                                                              -------                -------

Net investment income (loss) ......................              0.03                   0.01
Net realized and unrealized gains (losses)
from investments ..................................             (0.70)                  1.37
                                                              -------                -------
Net increase (decrease) from investment
  operations ......................................             (0.67)                  1.38
                                                              -------                -------
Dividends from net investment income ..............             (0.08)                    --
Distributions from net realized gains from
  investment transactions .........................                --++                   --
                                                              -------                -------
Total dividends and distributions to shareholders .             (0.08)                    --
                                                              -------                -------
Net asset value, end of period ....................           $ 13.13                $ 13.88
                                                              =======                =======
Total investment return (1) .......................             (4.85)%                11.04%
                                                              =======                =======
Ratios/Supplemental data:
Net assets, end of period (000's) .................           $   199                $   116
Expenses to average net assets, net of waivers
  from adviser ....................................              1.37%*                 1.37%*
Expenses to average net assets, before waivers
   from adviser ...................................              1.41%*                 1.47%*
Net investment income (loss) to average net assets,
   net of waivers from adviser ....................              0.47%*                 0.84%*
Net investment income (loss) to average net assets,
   before  waivers from adviser ...................              0.43%*                 0.74%*
Portfolio turnover rate ...........................                49%                    47%

                      [This Page Intentionally Left Blank]

--------------------------------------------------------------------------------
Trustees

E. Garrett Bewkes, Jr.
Chairman

Margo N. Alexander

Richard Q. Armstrong

Richard R. Burt

Meyer Feldberg

George W. Gowen

Frederic V. Malek

Carl W. Schafer

Brian M. Storms


Principal Officers

Margo N. Alexander
President

Dianne E. O'Donnell
Vice President and Secretary

Paul H. Schubert
Vice President and Treasurer

Mark A. Tincher
Vice President


INVESTMENT ADVISER,
ADMINISTRATOR AND DISTRIBUTOR

Mitchell Hutchins Asset Management Inc.
51 West 52nd Street
New York, New York 10019

A prospectus containing more complete information for any of the Funds listed on the back cover can be obtained from a PaineWebber Financial Advisor or correspondent firm. Read the prospectus carefully before investing.

The financial information included herein is taken from the records of the Fund without examination by independent auditors who do not express an opinion thereon.

This report is not to be used in conjunction with the offering of shares of the Fund unless accompanied or preceded by an effective prospectus.

PaineWebber offers a family of 27 funds which encompass a diversified range of investment goals.

BOND FUNDS

o     High Income Fund

o     Investment Grade Income Fund

o     Low Duration U.S. Government Income Fund

o     Strategic Income Fund

o     U.S. Government Income Fund

TAX-FREE BOND FUNDS

o     California Tax-Free Income Fund

o     Municipal High Income Fund

o     National Tax-Free Income Fund

o     New York Tax-Free Income Fund

STOCK FUNDS

o     Enhanced S&P 500 Fund

o     Enhanced Nasdaq-100 Fund

o     Financial Services Growth Fund

o     Growth Fund

o     Growth and Income Fund

o     Mid Cap Fund

o     Small Cap Fund

o     S&P 500 Index Fund

o     Strategy Fund

o     Tax-Managed Equity Fund

o     Utility Income Fund

ASSET ALLOCATION FUNDS

o     Balanced Fund

o     Tactical Allocation Fund

GLOBAL FUNDS

o     Asia Pacific Growth Fund

o     Emerging Markets Equity Fund

o     Global Equity Fund

o     Global Income Fund

PAINEWEBBER MONEY MARKET FUND

      PAINEWEBBER [LOGO]
(c)2000 PaineWebber Incorporated
        Member SPIC
      All Rights Reserved

SEMIANNUAL REPORT

PAINEWEBBER [LOGO]
-----------------------------

TAX-MANAGED

EQUITY FUND

FEBRUARY 29, 2000